PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
9. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Buildings	63,643	64,222
Capital lease of property	12,000	12,000
Motor vehicles	7,113	6,173
Office and computer equipment	87,067	87,121
Leasehold improvements	66,849	70,321
Sub-total	236,672	239,837
Less: accumulated depreciation	(141,690)	(151,830)
Total	94,982	88,007

For the years ended December 31, 2014, 2015 and 2016, depreciation expenses of continuing operations were RMB 35,461, RMB 25,048 and RMB 17,620, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The capital leases of properties mainly represented prepaid long-term lease of Ambow Beijing campus and Shenyang K-12 School of which the original amounts were RMB 45,324 and RMB 12,000 respectively. The inception dates of the capital leases were March 1, 2012 and December 30, 2010 respectively. For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 38,814 regarding the capital lease of properties of Ambow Beijing Campus as it was not available for use. The original cost with amounting to RMB 45,324 and the accumulated depreciation amounting to RMB 6,510 were fully written off as of December 31, 2015 and 2016. As at December 31, 2015 and 2016, the accumulated depreciation of Shenyang K-12 School’s capital lease of properties were RMB 3,150 and RMB 3,750 respectively. For the years ended December 31, 2014, 2015 and 2016, depreciation expenses were RMB 2,419, RMB 2,419 and RMB 600 respectively and recorded in cost of revenues.

As of December 31, 2016, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 34,870.